Business Divestitures - Summarized Results of Operations for Discontinued Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
(Gain)/loss on sale of discontinued operations, net of tax	$ (1)	$ 5
Tax effect		$ 3